Shareholders' Equity (Details) - USD ($)	1 Months Ended
	Dec. 20, 2022	Jun. 30, 2023	Feb. 07, 2022	Jan. 05, 2022
Shareholders' Equity (Details) [Line Items]
Gross proceeds (in Dollars)	$ 8,000,000
Offering units	1,600,000
Expire term	3 years
Purchase price per unit (in Dollars per share)	$ 5
Prefunded unit (in Dollars per share)	4.99
Exercise price (in Dollars per share)	$ 0.01
Ordinary shares, issued	400
Received net amount (in Dollars)	$ 7,231
Issuance expense (in Dollars)	$ 769
Shares, Issued			15,000
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Expire term	1 year
Shares, Issued		140,015,200		324,000,000
ADSs [Member] | Warrant [Member]
Shareholders' Equity (Details) [Line Items]
Shares, Issued		350,038		810,000